Contingencies - Additional Information (Detail) (USD $)				12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2011 Purchase Commitment [Member]	Oct. 11, 2004 Purchase Commitment [Member] Best Hero Limited [Member]	Mar. 31, 2013 Accrued Liabilities Taxes [Member]
Commitments Contingencies And Litigation [Line Items]
Claim against subsidiary					$ 4,250,400
Claim related to purchase order					4,620,000
Provision for contingent liability				900,000
Unrecognized tax benefits	8,870,677	9,117,443	7,437,277			4,879,338
Interest and penalties of uncertain tax positions	$ 651,721	$ 1,667,602				$ 651,721